CONVERTIBLE DEBENTURES (Details) - Intrinsic Value Computation (Parentheticals) - 8% Convertible Debenture [Member]	Sep. 09, 2013 USD ($) shares
CONVERTIBLE DEBENTURES (Details) - Intrinsic Value Computation (Parentheticals) [Line Items]
Issuance of shares | shares	211.4
Aggregate intrinsic value | $	$ 3,500,000